Segment Information	12 Months Ended
Dec. 31, 2025
Segment Information
Segment Information
21. Segment Information
Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. The Group’s CODM is Mr. Rui Chen, the Chairman of the Board of Directors and CEO.
The Group’s organizational structure is based on a number of factors that the CODM uses to evaluate, view and run its business operations which include, but not limited to, customer base, homogeneity of products and technology. The Group’s operating segment is based on such organizational structure and information reviewed by the Group’s CODM to evaluate the operating segment results. The Group has internal reporting of revenue, cost and expenses by nature as a whole. Hence, the Group has only one operating segment.
The accounting policies of the single segment are the same as described in the significant accounting policies. The CODM assesses performance for the single segment and decides how to allocate resources based on net (loss)/profit that also is reported on the Consolidated Statements of Operations and Comprehensive (Loss)/Income as consolidated net (loss)/profit. The measure of the single segment assets is reported on the Consolidated Balance Sheets as total consolidated assets.
The CODM reviews revenues and expenses at the consolidated level as disclosed in the Group’s Consolidated Statements of Operations and Comprehensive (Loss)/Income and uses net (loss)/profit to evaluate return on assets and to monitor budget versus actual results and in competitive analysis by benchmarking to the Group’s competitors. Significant segment expenses regularly reviewed by the CODM within net (loss)/profit include cost of revenues, sales and marketing expenses, general and administrative expenses, research and development expenses and investment loss, net (including impairments), each of which is separately presented on the Consolidated Statements of Operations and Comprehensive (Loss)/Income. The competitive analysis and the monitoring of budgeted versus actual results are used in assessing the segment’s performance and in establishing management’s compensation.
Substantially the majority of the Group’s revenues are derived from China based on the geographical locations where services are provided to customers. In addition, the Group’s long-lived assets are substantially all located in and derived from China, and the amount of long-lived assets attributable to any other individual country is not material. Therefore, no geographical segments are presented.